Stock Based Compensation - Stock based compensation expenses by award type (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 1,082	$ 62	$ 662	$ 264
Stock options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	203	$ 62	$ 100
Common Stock Warrant
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	807
Restricted stock units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 72